JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 99.2%
Aerospace & Defense — 0.9%
Northrop Grumman Corp.	51	18,478
Raytheon Technologies Corp.	321	27,568

		46,046

Air Freight & Logistics — 1.2%
FedEx Corp.	114	24,942
United Parcel Service, Inc., Class B	209	38,146

		63,088

Airlines — 0.3%
Southwest Airlines Co. *	287	14,765

Auto Components — 0.3%
Aptiv plc *	36	5,385
Magna International, Inc. (Canada)	129	9,733

		15,118

Automobiles — 1.9%
General Motors Co. *	232	12,235
Tesla, Inc. *	114	88,445

		100,680

Banks — 4.3%
Bank of America Corp.	689	29,234
Citigroup, Inc.	548	38,453
Comerica, Inc.	74	5,989
Fifth Third Bancorp	400	16,980
Regions Financial Corp.	775	16,522
SVB Financial Group *	14	9,311
Truist Financial Corp.	361	21,150
US Bancorp	507	30,158
Wells Fargo & Co.	1,286	59,668

		227,465

Beverages — 1.2%
Coca-Cola Co. (The)	883	46,336
Constellation Brands, Inc., Class A	84	17,618

		63,954

Biotechnology — 2.2%
AbbVie, Inc.	504	54,380
Biogen, Inc. *	46	12,964
Moderna, Inc. *	22	8,390
Regeneron Pharmaceuticals, Inc. *	37	22,404
Vertex Pharmaceuticals, Inc. *	105	18,967

		117,105

Building Products — 1.2%
Johnson Controls International plc	291	19,832
Masco Corp.	185	10,262
Trane Technologies plc	195	33,722

		63,816

Capital Markets — 3.4%
Goldman Sachs Group, Inc. (The)	70	26,646
Intercontinental Exchange, Inc.	135	15,487
Morgan Stanley	285	27,710
S&P Global, Inc.	114	48,292
State Street Corp.	365	30,950
T. Rowe Price Group, Inc.	143	28,136

		177,221

Chemicals — 1.9%
Air Products and Chemicals, Inc.	29	7,352
Celanese Corp.	50	7,552
DuPont de Nemours, Inc.	221	15,041
Eastman Chemical Co.	232	23,357
Linde plc (United Kingdom)	54	15,879
LyondellBasell Industries NV, Class A	38	3,538
PPG Industries, Inc.	177	25,341

		98,060

Commercial Services & Supplies — 0.1%
Cintas Corp.	15	5,714

Communications Equipment — 0.4%
Cisco Systems, Inc.	280	15,217
Motorola Solutions, Inc.	14	3,259

		18,476

Consumer Finance — 0.4%
Capital One Financial Corp.	122	19,767

Containers & Packaging — 0.3%
Crown Holdings, Inc.	57	5,721
Westrock Co.	152	7,593

		13,314

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B *	284	77,384
Voya Financial, Inc.	53	3,254

		80,638

Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	344	18,587

Electric Utilities — 1.9%
Entergy Corp.	209	20,746
Evergy, Inc.	256	15,929
NextEra Energy, Inc.	513	40,258
Xcel Energy, Inc.	330	20,603

		97,536

Electrical Equipment — 0.7%
Eaton Corp. plc	240	35,908

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	83	6,078

Entertainment — 1.1%
Netflix, Inc. *	75	45,938
Walt Disney Co. (The) *	79	13,321

		59,259

Equity Real Estate Investment Trusts (REITs) — 2.5%
Camden Property Trust	102	15,012
Equinix, Inc.	22	17,465
Equity LifeStyle Properties, Inc.	136	10,614
Host Hotels & Resorts, Inc. *	281	4,584
Kimco Realty Corp.	378	7,833
Prologis, Inc.	265	33,217
SBA Communications Corp.	29	9,421
Sun Communities, Inc.	73	13,527
UDR, Inc.	42	2,231
Ventas, Inc.	291	16,081

		129,985

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	29	13,137

Food Products — 0.5%
Mondelez International, Inc., Class A	446	25,935

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	287	33,943
ABIOMED, Inc. *	6	2,105
Becton Dickinson and Co.	62	15,288
Boston Scientific Corp. *	503	21,845
Danaher Corp.	56	17,110
Dexcom, Inc. *	13	7,317
Intuitive Surgical, Inc. *	10	9,528
Medtronic plc	361	45,271
Zimmer Biomet Holdings, Inc.	176	25,763

		178,170

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	47	5,632
Anthem, Inc.	113	42,148
Centene Corp. *	195	12,137
CVS Health Corp.	119	10,081
UnitedHealth Group, Inc.	173	67,446

		137,444

Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc. *	10	23,539
Hilton Worldwide Holdings, Inc. *	109	14,381
Royal Caribbean Cruises Ltd. *	31	2,796
Yum! Brands, Inc.	145	17,741

		58,457

Household Durables — 0.6%
DR Horton, Inc.	20	1,678
Lennar Corp., Class A	236	22,092
Toll Brothers, Inc.	113	6,259

		30,029

Household Products — 1.5%
Kimberly-Clark Corp.	129	17,068
Procter & Gamble Co. (The)	440	61,521

		78,589

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	80	16,883

Insurance — 1.9%
American International Group, Inc.	235	12,901
Chubb Ltd.	144	25,019
Hartford Financial Services Group, Inc. (The)	258	18,095
Progressive Corp. (The)	308	27,800
Prudential Financial, Inc.	110	11,559
Travelers Cos., Inc. (The)	36	5,419

		100,793

Interactive Media & Services — 7.3%
Alphabet, Inc., Class A *	55	148,318
Alphabet, Inc., Class C *	43	113,481
Facebook, Inc., Class A *	350	118,930
ZoomInfo Technologies, Inc., Class A *	125	7,649

		388,378

Internet & Direct Marketing Retail — 4.4%
Amazon.com, Inc. *	70	230,130

IT Services — 4.9%
Accenture plc, Class A	212	67,894
Fiserv, Inc. *	61	6,632
FleetCor Technologies, Inc. *	65	16,924
Mastercard, Inc., Class A	205	71,134
PayPal Holdings, Inc. *	76	19,668
Shopify, Inc., Class A (Canada) *	6	7,728
Visa, Inc., Class A	301	66,982

		256,962

Life Sciences Tools & Services — 1.4%
Illumina, Inc. *	27	10,893
Thermo Fisher Scientific, Inc.	104	59,236
Waters Corp. *	10	3,553

		73,682

Machinery — 2.1%
Deere & Co.	137	45,967
Ingersoll Rand, Inc. *	161	8,129
Otis Worldwide Corp.	61	4,994
Parker-Hannifin Corp.	73	20,377
Stanley Black & Decker, Inc.	172	30,128

		109,595

Media — 1.4%
Altice USA, Inc., Class A *	97	2,019
Charter Communications, Inc., Class A *	32	23,424
Comcast Corp., Class A	846	47,290
Fox Corp., Class A	34	1,351

		74,084

Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	178	5,778

Multiline Retail — 0.8%
Dollar General Corp.	22	4,628
Dollar Tree, Inc. *	100	9,597
Target Corp.	122	27,894

		42,119

Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	591	14,536
DTE Energy Co.	33	3,631
Sempra Energy	88	11,107

		29,274

Oil, Gas & Consumable Fuels — 2.8%
Cabot Oil & Gas Corp.	68	1,483
Cheniere Energy, Inc. *	69	6,701
Chevron Corp.	275	27,887
ConocoPhillips	328	22,253
Diamondback Energy, Inc.	223	21,153
EOG Resources, Inc.	189	15,167
Phillips 66	116	8,130
Pioneer Natural Resources Co.	148	24,648
Williams Cos., Inc. (The)	776	20,133

		147,555

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	57	16,975

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	769	45,523
Eli Lilly & Co.	205	47,356
Johnson & Johnson	409	66,102
Merck & Co., Inc.	360	27,008
Pfizer, Inc.	148	6,351

		192,340

Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	79	6,297
Leidos Holdings, Inc.	167	16,054

		22,351

Road & Rail — 1.0%
Lyft, Inc., Class A *	154	8,275
Norfolk Southern Corp.	109	26,089
Union Pacific Corp.	85	16,644

		51,008

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc. *	335	34,452
Analog Devices, Inc.	219	36,687
Applied Materials, Inc.	284	36,605
Intel Corp.	150	8,000
Lam Research Corp.	70	39,882
Microchip Technology, Inc.	69	10,518
Micron Technology, Inc.	64	4,533
NVIDIA Corp.	334	69,270
NXP Semiconductors NV (China)	130	25,378
QUALCOMM, Inc.	51	6,624
Texas Instruments, Inc.	281	53,968

		325,917

Software — 9.0%
Fortinet, Inc. *	20	5,949
Intuit, Inc.	107	57,918
Microsoft Corp.	1,257	354,378
Oracle Corp.	238	20,761
salesforce.com, Inc. *	96	26,128
Workday, Inc., Class A *	44	10,888

		476,022

Specialty Retail — 3.4%
AutoZone, Inc. *	3	5,692
Best Buy Co., Inc.	214	22,604
Home Depot, Inc. (The)	126	41,250
Lowe’s Cos., Inc.	268	54,310
O’Reilly Automotive, Inc. *	58	35,735
TJX Cos., Inc. (The)	306	20,178

		179,769

Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	2,295	324,748
Seagate Technology Holdings plc	251	20,714

		345,462

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	66	6,386
NIKE, Inc., Class B	272	39,538

		45,924

Tobacco — 1.0%
Altria Group, Inc.	526	23,927
Philip Morris International, Inc.	314	29,782

		53,709

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	286	36,585

TOTAL COMMON STOCKS (Cost $2,877,069)		5,215,636

SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b) (Cost $82,040)	82,006	82,047

Total Investments — 100.8% (Cost $2,959,109)		5,297,683
Liabilities in Excess of Other Assets — (0.8)%		(39,534)

Net Assets — 100.0%		5,258,149

Percentages indicated are based on net assets.

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	171	12/2021	USD	36,786	(1,160)

Abbreviations

USD	United States Dollar

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,297,683	$—	$—	$5,297,683

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,160)	$—	$—	$(1,160)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$66,914	$287,308	$272,175	$—	(c)	$—	(c)	$82,047	82,006	$13	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.